MERGER AND ACQUISITIONS - Acquisition of non-controlling interest of Mibanco, Banco de la Microempresa S.A. (Mibanco) (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 01, 2019	May 23, 2018	May 22, 2018	Apr. 18, 2018
Disclosure of detailed information about business combination [line items]
Consideration paid		S/ 255.7
Mibanco [Member] | Grupo Crdito S.A
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired					3.23%
Consideration paid					S/ 129.0
Mibanco [Member] | Banco de Crdito del Per S.A.
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired			0.05%	1.22%	0.06%
Consideration paid			S/ 1.9	S/ 47.3	S/ 2.4
Bottom of range [member] | Mibanco [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest held	93.18%
Top of range [member] | Mibanco [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest held	97.74%